Investment in Operating Leases (Tables)	12 Months Ended
Mar. 31, 2013
Investment in Operating Leases

Investment in operating leases at March 31, 2012 and 2013 consists of the following:

	Millions of yen
	2012	2013
Transportation equipment	¥624,567	¥752,020
Measuring and information-related equipment	191,313	216,026
Real estate	858,413	817,330
Other	18,569	18,020

	1,692,862	1,803,396
Accumulated depreciation	(404,818)	(431,329)

Net	1,288,044	1,372,067
Accrued rental receivables	21,954	23,466

	¥1,309,998	¥1,395,533

Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Lease

Depreciation and various expenses for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Depreciation expenses	¥134,213	¥136,146	¥147,286
Various expenses	45,579	48,010	50,198

	¥179,792	¥184,156	¥197,484

Minimum Future Rentals Receivable on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen
2014	¥161,107
2015	104,535
2016	73,155
2017	48,220
2018	28,474
Thereafter	51,218

Total	¥466,709